Huntington Short-Intermediate Fixed Income Securities Fund
Huntington Short/Intermediate Fixed Income Securities Fund Fund Summary
Investment Objective
The Fund’s investment objective is to seek to achieve current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 173 of this prospectus and in the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Huntington Short-Intermediate Fixed Income Securities Fund	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huntington Short-Intermediate Fixed Income Securities Fund	Institutional Shares	Class A Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	none	0.25%
Other Expenses (including shareholder services fee)	0.56%	0.56%
Acquired Fund Fees and Expenses	none	none
Total Annual Fund Operating Expenses	1.06%	1.31%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Huntington Short-Intermediate Fixed Income Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	108	337	585	1,294
Class A Shares	281	559	857	1,705

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategy
The Advisor invests primarily in corporate debt and U.S. government securities. The Fund normally invests in short and intermediate term fixed income securities and will maintain a dollar-weighted average portfolio maturity of more than 2 but less than 5 years. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not backed by the full faith and credit of the U.S. government.
Principal Investment Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Counterparty Risk. The value of the Fund’s investments may be adversely affected if an issuer’s securities experience a credit downgrade; an issuer or guarantor of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

For more information, please see “Principal Investment Strategies and Risks.”
Performance: Bar Chart for Institutional Shares and Average Annual Total Return Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) not necessarily an indication of future results.

The annual returns in the bar chart which follows are for the Institutional Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

Updated performance information will be available at www.huntingtonfunds.com, or by calling 800-253-0412.
Risk/Return Bar Chart

Best Quarter Q2 2009 3.31% Worst Quarter Q3 2008 (2.10)%
Average Annual Total Return Table (for the periods ended December 31, 2013)
Average Annual Total Returns Huntington Short-Intermediate Fixed Income Securities Fund		1 Year	5 Years	10 Years
Institutional Shares		(0.25%)	2.81%	2.43%
Institutional Shares Returns after taxes on distributions	[1]	(0.93%)	2.28%	1.62%
Institutional Shares Returns after taxes on distributions and sales of Institutional Shares	[1]	0.04%	2.08%	1.63%
Class A Shares	[2]	(2.00%)	2.24%	2.02%
BofA/Merrill Lynch 1-5 Year Corporate/Government Credit Index (ML 1-5YGC) (reflects no deduction for fees, expenses or taxes)	[3]	0.32%	2.98%	3.41%
[1]	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
[2]	(with 1.50% sales charge)
[3]	The unmanaged ML 1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 4.99 years. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.